                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN EQUITY PREMIUM INCOME FUND

                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 28, 2007
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                            DATED DECEMBER 28, 2007


    The Prospectuses are hereby supplemented as follows:

The first two paragraphs of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Systematic Strategies team. The Systematic Strategies team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Feng Chang, a Managing Director of the Adviser, Hooman Yaghoobi, an Executive Director of the Adviser, and Teimur Abasov and Kamlum Shek, each a Vice President of the Adviser.

Mr. Chang has been associated with the Adviser in an investment management capacity since August 2004 and began managing the Fund at its inception in June 2006. Prior to August 2004, Mr. Chang was the head of Research at Citigroup. Mr. Yaghoobi has been associated with the Adviser in an investment management capacity since July 1995 and began managing the Fund at its inception in June 2006. Mr. Abasov has been associated with the Adviser in an investment management capacity since March 2005 and began managing the Fund at its inception in June 2006. Prior to March 2005, Mr. Abasov worked as a Professor of Operations Research and taught finance at the University of California, Irvine. Mr. Shek has been associated with the Adviser in an investment management capacity since August 2004 and began managing the Fund in November 2007. Prior to August 2004, Mr. Shek was a research analyst at Citigroup Asset Management.
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     EPISPT 5/08

                          VAN KAMPEN EQUITY TRUST II,
                            ON BEHALF OF ITS SERIES,
                     VAN KAMPEN EQUITY PREMIUM INCOME FUND

                         SUPPLEMENT DATED MAY 21, 2008
                                     TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 28, 2007

The Statement of Additional Information is hereby supplemented as follows:

     (1) In the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS," the first paragraph is hereby deleted in its entirety.

     (2) The section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS," is hereby deleted in its entirety and replaced with the following:

     As of August 31, 2007, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

     Feng Chang -- None

     Hooman Yaghoobi -- None

     Teimur Abasov -- None

     Kamlum Shek -- None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  EPISPTSAI 5/08